Document and Entity Information	Mar. 31, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2020
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Entity Central Index Key	0000741375
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 31, 2020
Document Effective Date	Mar. 31, 2020
Prospectus Date	Jan. 28, 2020
Core Plus Fixed Income Portfolio | Class IS
Prospectus:
Trading Symbol	MPLRX
Core Plus Fixed Income Portfolio | Class C
Prospectus:
Trading Symbol	MSCKX
Core Plus Fixed Income Portfolio | Class L
Prospectus:
Trading Symbol	MSIOX
Core Plus Fixed Income Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPFIX
Core Plus Fixed Income Portfolio | Class A Shares
Prospectus:
Trading Symbol	MFXAX
Corporate Bond Portfolio | Class A Shares
Prospectus:
Trading Symbol	MIGAX
Corporate Bond Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPFDX
Corporate Bond Portfolio | Class L Shares
Prospectus:
Trading Symbol	MGILX
Corporate Bond Portfolio | Class C
Prospectus:
Trading Symbol	MSBOX
High Yield Portfolio | Class IR
Prospectus:
Trading Symbol	MRHYX
High Yield Portfolio | Class C
Prospectus:
Trading Symbol	MSHDX
High Yield Portfolio | Class IS
Prospectus:
Trading Symbol	MSHYX
High Yield Portfolio | Class L
Prospectus:
Trading Symbol	MSYLX
High Yield Portfolio | Class A
Prospectus:
Trading Symbol	MSYPX
High Yield Portfolio | Class I
Prospectus:
Trading Symbol	MSYIX
Short Duration Income Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPLDX
Short Duration Income Portfolio | Class A Shares
Prospectus:
Trading Symbol	MLDAX
Short Duration Income Portfolio | Class L
Prospectus:
Trading Symbol	MSJLX
Short Duration Income Portfolio | Class C
Prospectus:
Trading Symbol	MSLDX
Short Duration Income Portfolio | Class IS
Prospectus:
Trading Symbol	MSDSX
Strategic Income Portfolio | Class C
Prospectus:
Trading Symbol	MSPDX
Strategic Income Portfolio | Class IS
Prospectus:
Trading Symbol	MSTCX
Strategic Income Portfolio | Class A
Prospectus:
Trading Symbol	MSADX
Strategic Income Portfolio | Class I
Prospectus:
Trading Symbol	MSIDX
Ultra Short Income Portfolio | Class A
Prospectus:
Trading Symbol	MUAIX
Ultra Short Income Portfolio | Class IR
Prospectus:
Trading Symbol	MULSX
Ultra Short Income Portfolio | Institutional Class
Prospectus:
Trading Symbol	MUIIX
Ultra-Short Municipal Income Portfolio | Class IR
Prospectus:
Trading Symbol	MULMX
Ultra-Short Municipal Income Portfolio | Class A
Prospectus:
Trading Symbol	MUAMX
Ultra-Short Municipal Income Portfolio | Institutional Class
Prospectus:
Trading Symbol	MUIMX
Discovery Portfolio | Class C
Prospectus:
Trading Symbol	MSMFX
Discovery Portfolio | Class IS
Prospectus:
Trading Symbol	MMCGX
Discovery Portfolio | Class L
Prospectus:
Trading Symbol	MSKLX
Discovery Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPEGX
Discovery Portfolio | Class A Shares
Prospectus:
Trading Symbol	MACGX
Global Strategist Portfolio | Class IS
Prospectus:
Trading Symbol	MGPOX
Global Strategist Portfolio | Class C
Prospectus:
Trading Symbol	MSSOX
Global Strategist Portfolio | Class L
Prospectus:
Trading Symbol	MSDLX
Global Strategist Portfolio | Investment Class
Prospectus:
Trading Symbol	MABIX
Global Strategist Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPBAX
Global Strategist Portfolio | Class A Shares
Prospectus:
Trading Symbol	MBAAX
Liquid Assets Prime Portfolio | Wealth Class
Prospectus:
Trading Symbol	MAJXX
Liquid Assets Prime Portfolio | Advisory Class
Prospectus:
Trading Symbol	MAHXX
Liquid Assets Prime Portfolio | Class A
Prospectus:
Trading Symbol	MAEXX
Senior Loan Portfolio | Class I
Prospectus:
Trading Symbol	MSLJX
Senior Loan Portfolio | Class C
Prospectus:
Trading Symbol	MSLFX
Senior Loan Portfolio | Class A
Prospectus:
Trading Symbol	MSLGX
Senior Loan Portfolio | Class IS
Prospectus:
Trading Symbol	MSLEX
Class IR Prospectus | High Yield Portfolio | Class IR
Prospectus:
Trading Symbol	MRHYX